Trade payables and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Trade Payables and Accrued Expenses

	As at March 31,
		2023		2024
Trade payables	₹	21,728	₹	23,275
Accrued expenses		67,326		65,291
	₹	89,054	₹	88,566